Segment Information (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of operating segments [abstract]
Schedule of Geographic and Major Customers Information
The locations of the Company’s non-current assets (other than financial instruments and refundable deposits) as of December 31, 2021, and 2020 were as follows:

	December 31
	2021	2020
Taiwan	$481,613	$432,273
The countries that accounted for 10 percent or more of consolidated total revenues for the years ended December 31, 2021, 2020 and 2019 were as follows:

	For the Year Ended December 31
	2021	2020	2019
Taiwan	$354,231	$361,264	$422,011
Others	11,778	2,861	17,229
	$366,009	$364,125	$439,240